DISCONTINUED OPERATIONS (Details) ¥ in Thousands, $ in Thousands		7 Months Ended	12 Months Ended
		Jul. 28, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Administrative expenses			$ (472)	¥ (3,299)	¥ (7,199)	¥ (12,883)
Other income	[1]					3,742
Finance costs			(6)	(44)	(28)	(48)
Finance income				1	69	5
LOSS BEFORE INCOME TAX			(176)	(1,231)	(3,160)	(8,337)
Income tax expense
LOSS FOR THE PERIOD FROM THE DISCONTINUED OPERATIONS						¥ (2,175)
PSTT [Member]
IfrsStatementLineItems [Line Items]
Revenue		¥ 12,748
Cost of sales		(5,872)
Gross profit		6,876
Selling and distribution expenses		(442)
Administrative expenses		(5,699)
Other income		142
Impairment losses on financial assets		(9,931)
Finance costs		(1,906)
Finance income		8,785
LOSS BEFORE INCOME TAX		(2,175)
Income tax expense		(1,931)
LOSS FOR THE PERIOD FROM THE DISCONTINUED OPERATIONS		(4,106)
Attributable to:
Owners of the company		(5,504)
Non-controlling interests		¥ 1,398

[1]	In 2023, the Company received RMB3,742 from government of Dengkou County, Inner Mongolia Autonomous Region as reimbursement payments for discontinuing the exploration and development activities in certain nature reserve areas. The amount is recognized in other income as the expenditure on the exploration and development have been fully expensed before 2023.